Tradr 2X Long SPY Quarterly ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 50.8%
9,770	SPDR S&P 500 ETF Trust	$7,295,943
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $6,502,302)	7,295,943

	TOTAL INVESTMENTS — 50.8%
	(Cost $6,502,302)	7,295,943

	Other Assets in Excess of Liabilities — 49.2%	7,056,883
	TOTAL NET ASSETS — 100.0%	$14,352,826

ETF – Exchange-Traded Fund

Tradr 2X Long SPY Quarterly ETF

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	SPDR S&P 500 ETF Trust	Receive	4.63% (OBFR01* + 100bps)	At Maturity	12/9/2026	$4,667,259	$-	$514,598
TD Cowen	SPDR S&P 500 ETF Trust	Receive	4.38% (OBFR01* + 75bps)	At Maturity	6/2/2027	5,464,981	-	1,375,883
Wells Fargo	SPDR S&P 500 ETF Trust	Receive	4.63% (OBFR01* + 100bps)	At Maturity	7/7/2026	8,010,441	-	1,150,204
TOTAL EQUITY SWAP CONTRACTS								$3,040,685

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.